Product Name:                                   Aetos Capital Conservative Portfolio
                                                                             As of August 31, 2005

Product Description:The Aetos Capital Conservative Portfolio is a tactically allocated portfolio with lower risk and return objectives, comprised of allocations to Aetos Capital’s SEC-registered Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

Total Firm Assets1:                                     $7,256MM

Total FoHF Assets:                                     $2,124MM

Total Strategy Assets2 :                               $1,352MM – Separate Accounts

                                       $772MM – Funds/Portfolios

                                       $1,146MM – Portable Alpha3

Auditor:                                                          PricewaterhouseCoopers LLP

Custodian:                                                     SEI Private Trust Company, Inc.

Multi-Strategy

Arbitrage Fund: 60%

Market Neutral

Fund: 20%

Distressed

Fund: 0%

Long/Short

Fund: 20%

-

-

-3.59%

0.64

13.10%

10.04%

S&P 500 Index

-

-

-2.44%

0.78

4.19%

4.88%

Lehman Agg. Bond Composite Index

-

-

-

-

0.20%

1.58%

90-Day Treasury Bills

0.05

0.14

-0.53%

2.24

1.96%

5.99%

Aetos Capital Conservative Portfolio

Beta:

S&P 500

Beta:
Lehman Agg.

Largest Calendar Qr.
Drawdown

Sharpe Ratio

Standard
Deviation

Average Annualized
Return

Quarterly

Redemptions

60 Days

Notice Period

1 Year

Lock-Up

Monthly

Contributions

$1 Million

Minimum Investment

Yes

High Water Mark

T-bills

Hurdle Rate

10.0%

Performance Fee

1.0%  (0.75% on investments of
$25mm+)

Management Fee

Current Target Allocation4

Terms5

        Assets Under Management:

                    1 Total Firm Assets =  Aetos Absolute Return - $2,124MM

     Aetos Fund Advisory - $332MM

     Aetos Capital Asia (Opportunistic Real Estate) - $2,900MM

     AEA Investors, LLC (Private Equity) - $1,900MM

      2 Aetos Capital currently offers the following hedge fund of funds strategies to our clients:

                          Aetos Funds: SEC-registered, strategy-specific hedge fund of funds:

                        Aetos Capital Multi-Strategy Arbitrage Fund

                        Aetos Capital Distressed Investment Strategies Fund

                        Aetos Capital Long/Short Strategies Fund

                        Aetos Capital Market Neutral Strategies Fund

                        Aetos Capital Opportunities Fund

                        Aetos Portfolios: Tactical allocations to the Funds managed to specific return and volatility targets:

                        Aetos Capital Conservative Portfolio (lower volatility)

                        Aetos Capital Balanced Portfolio (low volatility)

                        Aetos Capital Growth Portfolio (moderate volatility)

                        Custom Portfolios: Customized allocations to the Funds managed to client-specific return and volatility targets

                        Separate Accounts: Direct investments made in the client's name with underlying managers

                        Portable Alpha Mandates: Can utilize both commingled vehicles and separate accounts

                    3  These assets are also included in the count for Funds and Portfolios and the Separate Accounts where relevant for portable alpha mandates which utilize hedge fund of funds.

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

Aetos Capital: Portfolios and Products

-

1.96%

2.10%

-

Annual Standard Deviation

3.79%

-

-

-

-

0.20%

0.85%

0.60%

0.53%

-0.23%

0.23%

1.00%

0.55%

2005

1.02%

0.71%

0.72%

December

0.57%

0.95%

1.21%

November

0.12%

0.76%

0.03%

October

-0.32%

1.20%

0.32%

September

-

0.43%

0.06%

August

-

-0.54%

-0.27%

July

1.38%

9.49%

3.33%

Year to Date

-

0.79%

0.22%

June

-

1.97%

-0.19%

May

-

1.09%

-0.56%

April

-

0.40%

0.01%

March

-

0.32%

0.46%

February

-

1.05%

1.29%

January

2002

2003

2004

Investment Performance6   (US$)

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

For More Information Please Contact:   Andrea Bollyky     (212) 201-2518    abollyky@aetoscapital.com

                                                           David Tonkovich   (212) 201-2532    dtonkovich@aetoscapital.com

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Dec-02
Dec-03
Mar-04
Jun-04
Sep-04
Dec-04
Mar-05
Jun-05
Aug-05
Multi-Strategy Arbitrage Strategies
Long/Short Strategies
Market Neutral Strategies
Distressed Investment Strategies

5 Terms:

                              Standard terms associated with an investment in the Funds through the investment program described in the prospectuses

6 Investment Performance:

         The Conservative Portfolio is a model portfolio/asset allocation program.  This Portfolio may not reflect an investor’s actual portfolio as actual portfolios reflect each investor’s own objectives and risk tolerances.  The performance of the Portfolio is based on the weighted performance over the respective periods of the Aetos Capital SEC-Registered Funds, weighted according to the allocations in effect during the periods for the Portfolio as indicated above.  Performance figures shown are net of investment advisory and performance fees of 1.00% of assets annually and 10% of profits above the three month Treasury bill return, respectively, the maximum level of fees charged by Aetos to any account.  The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.  Returns would have been lower without such waivers and reimbursements.  Past performance is not indicative of future returns.

          Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest
in.

          Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling
212-201-2540.  Please read the prospectus carefully before investing.

4 Historical Allocations:

Aetos Capital, LLC  875 Third Avenue  New York, NY 10022  (212) 201-2509

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860